Others, Net	12 Months Ended
Dec. 31, 2019
Other Nonoperating Income (Expense) [Abstract]
Others, Net
13. Others,
N
et

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Financing expense (Note 1 2 )	—	(4,722)	—
Fair value changes of short-term investments	32	382	863
Government grants	—	10,330	18,087
Foreign exchange gains	78	38,620	3,279
Others	488	33	(2,165)
Total	598	44,643	20,064